Revenue - Schedule of Revenue from Contracts with Customers (Details) - JPY (¥) ¥ in Millions		3 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue arising from contracts with customers		¥ 83,553	¥ 75,294
Other sources		436	6
Total		83,989	75,300
Transaction Revenue [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue arising from contracts with customers	[1]	83,364	74,634
Commission Received [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue arising from contracts with customers	[2]	189	660
Staking Revenue [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Other sources		381
Other Revenue [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Other sources	[3]	¥ 55	¥ 6

[1]	Transaction revenue mainly refers to the revenue from sales of crypto assets to customers and cover counterparties.
[2]	Commission received refers to remittance fees, deposit and withdrawal fees, commissions that received from the issuer and the applicants in the IEO business, commissions that arise from transactions on the Coincheck NFT Marketplace and commissions that arise from transactions on the Exchange platform and others.
[3]	Other revenue is mainly related to the interest received from financial operations with JSF Trust and Banking Co., Ltd.